Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	TOWER ONE WIRELESS CORP.
Entity Central Index Key	0001579026
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	93,389,446
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document Annual Report	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Transition Report	false
Document Shell Company Report	false